CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 1,352,172	$ 716,590	$ 198,049
Accounts receivable	2,858,518	661,850	96,544
Other receivable		131,900
Inventory	2,096,818	464,219	191,874
Prepaid deferred financing fees	361,289
Prepaid expenses and other current assets	2,904,989	646,530	60,709
Prepaid expenses and other current assets - related party	481,450	15,523
TOTAL CURRENT ASSETS	10,055,236	2,636,612	547,176
Other assets	656,382	429,203	59,916
Property and equipment, net	79,521	52,715	50,529
Intangible assets, net	44,012
TOTAL ASSETS	10,835,151	3,118,530	657,621
CURRENT LIABILITIES:
Accounts payable and accrued expenses	2,338,047	577,932	196,420
Accounts payable and accrued expenses - related party	981	13,759	140,513
Deferred revenue			62,210
Notes payable, net of unamortized discount of $154,949 and $110,561, respectively	9,274,201	2,872,472	109,060
Notes payable - related party	116,358	160,391	283,831
Loans payable		17,938	32,718
Loans payable - related party	559,557	148,250	48,532
Taxes payable	1,313,030	1,080,590	1,032,128
TOTAL CURRENT LIABILITIES	13,602,174	4,871,332	1,905,412
TOTAL LIABILITIES	13,602,174	4,871,332	1,905,412
Commitments and Contingencies (see Note 9)
STOCKHOLDERS' DEFICIT:
Preferred stock, $0.001 par value; 100,000,000 shares authorized; 0 shares issued and outstanding as of September 30, 2017 and December 31, 2016, respectively
Common stock, $0.001 par value; 300,000,000 shares authorized; 12,825,393 and 12,587,053 shares issued and outstanding as of September 30, 2017 and December 31, 2016, respectively	12,825	12,587	12,563
Additional paid-in capital	2,525,164	287,293	246,541
Accumulated other comprehensive loss	(1,228,614)	(1,050,463)	(1,105,678)
Accumulated deficit	(4,076,398)	(1,002,219)	(401,217)
TOTAL STOCKHOLDERS' DEFICIT	(2,767,023)	(1,752,802)	(1,247,791)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 10,835,151	$ 3,118,530	$ 657,621